Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

August 31, 2018

Dates Covered
Collections Period	08/01/18 - 08/31/18
Interest Accrual Period	08/15/18 - 09/16/18
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/18	826,594,227.58	40,193
Yield Supplement Overcollateralization Amount 07/31/18	44,942,862.63	0
Receivables Balance 07/31/18	871,537,090.21	40,193
Principal Payments	27,582,848.38	1,256
Defaulted Receivables	1,039,799.47	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/18	42,990,400.11	0
Pool Balance at 08/31/18	799,924,042.25	38,893

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.07%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,379,478.77	198
Past Due 61-90 days	1,315,465.97	60
Past Due 91-120 days	351,499.46	18
Past Due 121+ days	0.00	0
Total	6,046,444.20	276

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	623,777.18
Aggregate Net Losses/(Gains) - August 2018	416,022.29
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.57%
Prior Net Losses Ratio	0.60%
Second Prior Net Losses Ratio	0.53%
Third Prior Net Losses Ratio	0.76%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	21,197,987.12
Actual Overcollateralization	21,197,987.12
Weighted Average APR	3.21%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	57.39

Flow of Funds	$ Amount

Collections	30,574,832.40
Investment Earnings on Cash Accounts	47,208.79
Servicing Fee	(726,280.91)
Transfer to Collection Account	0.00
Available Funds	29,895,760.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,535,546.87
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	4,765,438.30
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	21,197,987.12
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,323,141.16

Total Distributions of Available Funds	29,895,760.28

Servicing Fee	726,280.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 08/15/18	804,689,480.55
Principal Paid	25,963,425.42
Note Balance @ 09/17/18	778,726,055.13

Class A-1
Note Balance @ 08/15/18	11,009,480.55
Principal Paid	11,009,480.55
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-2
Note Balance @ 08/15/18	340,000,000.00
Principal Paid	14,953,944.87
Note Balance @ 09/17/18	325,046,055.13
Note Factor @ 09/17/18	95.6017809%

Class A-3
Note Balance @ 08/15/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	340,000,000.00
Note Factor @ 09/17/18	100.0000000%

Class A-4
Note Balance @ 08/15/18	83,100,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	83,100,000.00
Note Factor @ 09/17/18	100.0000000%

Class B
Note Balance @ 08/15/18	30,580,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	30,580,000.00
Note Factor @ 09/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,609,193.70
Total Principal Paid	25,963,425.42
Total Paid	27,572,619.12

Class A-1
Coupon	1.75000%
Interest Paid	17,661.04
Principal Paid	11,009,480.55
Total Paid to A-1 Holders	11,027,141.59

Class A-2
Coupon	2.19000%
Interest Paid	620,500.00
Principal Paid	14,953,944.87
Total Paid to A-2 Holders	15,574,444.87

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.6064948
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.9198800
Total Distribution Amount	27.5263748

A-1 Interest Distribution Amount	0.0849088
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	52.9301950
Total A-1 Distribution Amount	53.0151038

A-2 Interest Distribution Amount	1.8250000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	43.9821908
Total A-2 Distribution Amount	45.8071908

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	183.54
Noteholders' Principal Distributable Amount	816.46

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/18	2,548,816.60
Investment Earnings	4,019.09
Investment Earnings Paid	(4,019.09)
Deposit/(Withdrawal)	-
Balance as of 09/17/18	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60